Summary of Significant Accounting Policies - Summary of The Company's Total Revenue or Accounts Receivable (Detail) - Cypress Holdings Inc And Subsidiaries [Member]	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage					12.00%	13.00%
Customer A [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		10.00%		12.00%
Customer B [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%		11.00%	11.00%	11.00%	11.00%
Customer B [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		13.00%			14.00%